SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Useful Lives of Property Plant and Equipment	The Company generally depreciates its property, plant and equipment over the following periods:

Years
Equipment and furniture	5
Computers and software	2 - 3
Automobiles	5
Leasehold improvements	Lesser of the lease term or estimated useful life

Schedule of Changes in AOCI, Including the Amounts Reclassified to Income

AOCI consisted of foreign currency translation adjustments. The changes in AOCI, including the amounts reclassified to income, were as follows:

Foreign currency
translation and
unrealized gains
(losses), net
of tax
(in thousands)
Balance at December 31, 2022	$53,440
Unrecognized loss on foreign currency translation	(2,527)
Balance at December 31, 2023	$50,913
Unrecognized loss on foreign currency translation	(1,906)
Balance at December 31, 2024	$49,007

Summary of the Total Potential Ordinary Shares that were Excluded from the Diluted Per Share Calculation	The following table summarizes the total potential ordinary shares that were excluded from the diluted per share calculation, because their effect was anti-dilutive.

	Years ended December 31,
	2024	2023	2022
	(in thousands)
Anti-dilutive stock options and awards/units outstanding	371	357	390
Total(1)	371	357	390

(1)
Calculated using the treasury stock method, which assumes proceeds are used to reduce the dilutive effect of outstanding stock awards. Assumed proceeds include the unrecognized deferred compensation of share awards, and assumed tax proceeds from excess stock-based compensation deductions. For the years ended December 31, 2024, 2023 and 2022, no potential ordinary shares were dilutive because of the net loss incurred in those years, therefore basic and dilutive earnings per share were the same.
(2)
Authorized share capital of the Company was amended by the consolidation of the existing 250,000,000 ordinary shares of US$0.00375 par value each into 62,500,000 ordinary shares of US$0.015 par value each effective from June 28, 2022.